Subsequent Events (Details) shares in Millions	Feb. 26, 2021 $ / shares shares	Oct. 21, 2020
TGC
Subsequent Event [Line Items]
Reverse stock split		0.083
Subsequent Event
Subsequent Event [Line Items]
Common stock outstanding post merger (in shares) | shares	17.8
Subsequent Event | Riley Exploration
Subsequent Event [Line Items]
Percentage of voting interests acquired	95.00%
Subsequent Event | TGC
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares	$ 0.001
Stock conversion ratio	97.796467